TAXATION - Unrecognised Tax Losses (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Available to be utilised against future profits	$ 3,101	$ 3,008	$ 1,891
Within one year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Available to be utilised against future profits	107	54	62
Between one and two years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Available to be utilised against future profits	100	177	54
Between two and five years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Available to be utilised against future profits	1,350	1,339	352
Later than five years and not later than twenty years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Available to be utilised against future profits	956	989	1,002
Later than twenty years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Available to be utilised against future profits	$ 588	$ 449	$ 421